Annual Total Returns	Sep. 30, 2020
Eaton Vance California Municipal Opportunities Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance California Municipal Opportunities Fund | Class A
Bar Chart Table:
2011	12.40%
2012	11.00%
2013	(4.88%)
2014	12.31%
2015	4.63%
2016	0.70%
2017	4.57%
2018	1.06%
2019	7.92%
2020	5.32%
Eaton Vance Massachusetts Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Massachusetts Municipal Income Fund | Class A
Bar Chart Table:
2011	13.68%
2012	10.54%
2013	(5.57%)
2014	11.58%
2015	3.36%
2016	(0.70%)
2017	4.57%
2018	0.32%
2019	6.25%
2020	4.43%
Eaton Vance National Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance National Municipal Income Fund | Class A
Bar Chart Table:
2011	11.72%
2012	14.22%
2013	(7.46%)
2014	14.83%
2015	4.30%
2016	1.71%
2017	4.67%
2018	1.78%
2019	7.88%
2020	5.79%
Eaton Vance New York Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance New York Municipal Income Fund | Class A
Bar Chart Table:
2011	12.73%
2012	10.67%
2013	(3.70%)
2014	10.85%
2015	3.90%
2016	0.37%
2017	5.03%
2018	0.37%
2019	7.59%
2020	5.54%
Eaton Vance Ohio Municipal Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance Ohio Municipal Income Fund | Class A
Bar Chart Table:
2011	11.27%
2012	9.93%
2013	(4.89%)
2014	11.05%
2015	3.48%
2016	0.47%
2017	4.53%
2018	0.88%
2019	7.56%
2020	5.42%